Shareholders' Equity (Compensation Expenses) (Details) - Phantom Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 28,254	$ 32,065	$ 25,893
Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10,199	10,056	5,859
General And Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	13,948	18,024	17,864
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 4,107	$ 3,985	$ 2,170